Related-party transactions - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Related Party Transaction [Line Items]
Equity method investments at fair value	$ 0		$ 0
Equity method investment net income loss	37,000	$ (105,000)	37,000	$ (221,000)
Dividends Receivable	6,000		6,000
Nontrade receivables	$ 29,000		$ 29,000
Loans and Leases Receivable, Related Parties, Description			75,000		75,000
Capital Unit, Class A [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Equity method investment shares	750		750
Ekf Diagnostics [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	$ 100,000	46,000	$ 100,000	100,000
Icahn School Of Medicine At Mount Shenai [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	1,500,000	300,000	2,700,000	300,000
Amount due to related party	1,300,000		1,300,000
Kantaro Bio Sciences LLC [Member]
Related Party Transaction [Line Items]
Loan commitment to related party	$ 83,333		$ 83,333
Equity method investment ownership percentage	25.00%		25.00%		25.00%
Payment towards advances to related parties			$ 250,000
Carrying value of investment written down			$ 0
Kantaro Bio Sciences LLC [Member] | Compounded Monthly [Member]
Related Party Transaction [Line Items]
Related party transaction interest rate			0.25%
Kantaro Bio Sciences LLC [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Loan commitment to related party	$ 300,000		$ 300,000
Additional loan commitment to related party	$ 500,000		$ 500,000
Equity method investment ownership percentage	75.00%		75.00%
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement with related party			5 years
Fair value of services to be provided to the related party	$ 200,000		$ 200,000
Due to affiliates	200,000		200,000
Recognised amount for services performed under agreement	100,000	300,000	100,000	800,000
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Fair value of services to be provided to the related party	2,000,000.0		2,000,000.0
Due to affiliates	$ 2,000,000.0		$ 2,000,000.0
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member]
Related Party Transaction [Line Items]
Equity method investment shares	250		250
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Equity method investments at fair value	$ 2,000,000.0		$ 2,000,000.0
Kantaro Bio Sciences LLC [Member] | Commitment To Lend Additional Amount [Member]
Related Party Transaction [Line Items]
Additional loan commitment to related party	166,667		166,667
Kantaro Bio Sciences LLC [Member] | Research and Development [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services	52,000	$ 200,000	85,000	$ 400,000
Kantaro Bio Sciences LLC [Member] | General and Administrative [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services	$ 18,500		$ 46,500